Operating Leases - Total Lease Obligation (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Operating leases
Total lease commitment	¥ 428,465	¥ 601,960
Less: Imputed interest	27,421	40,870
Total operating lease liabilities	¥ 401,044	¥ 561,090